Equity-Based Compensation - Summary of Fair Value of ISOs Estimated on the Date of Grant Using the Black-Scholes Option (Detail) (USD $)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Weighted average fair value per ISO	$ 11.03
Volatility	68.70%
Average risk-free interest rate	1.07%
Dividend yield	0.00%
Expected term (years)	6 years